Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 17 - Subsequent Events

In January 2012, the shareholder of 24% of Kubatronik submitted to the Company an exercise notice for the sale to the Company of 3% of the shares of Kubatronik for approximately Euro 69 ($89).